REVENUES - Impact of New Revenue Guidance (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current Assets
Accounts receivable	$ 2,535	$ 2,460	$ 2,522
Other	1,180	770	691
Current Liabilities
Accounts payable and other	5,408	4,074	4,057
Calculated under Revenue Guidance in Effect before Topic 606
Current Assets
Accounts receivable	2,694
Other	$ 1,021
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Current Assets
Accounts receivable			2,522
Other			691
Current Liabilities
Accounts payable and other			$ 4,057
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Current Assets
Accounts receivable		(62)
Other		79
Current Liabilities
Accounts payable and other		$ 17